ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2016
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

(3)ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is summarized as follows:

	March 31,
	2015	2016
	RMB	RMB
Accounts receivable	53,153,164	55,427,300
Less: allowance for doubtful accounts	(5,003,118)	(4,875,266)

Accounts receivable, net	48,150,046	50,552,034

Management performs ongoing credit evaluations of its customers’ financial condition and generally does not require collateral on accounts receivable.

The activity in the allowance for doubtful accounts for accounts receivable for the years ended March 31, 2014, 2015 and 2016 is as follows:

	Year Ended March 31,
	2014	2015	2016
	RMB	RMB	RMB
Beginning allowance for doubtful accounts	35,005,069	4,688,433	5,003,118
Additions charged to (reversal of) provision for doubtful accounts	(3,738,232)	845,965	(127,852)
Write-off of accounts receivable	(26,578,404)	(531,280)	—

Ending allowance for doubtful accounts	4,688,433	5,003,118	4,875,266